Current Liabilities and Debt Obligations, Accounts Receivable Purchase Agreement & Financing and Security Agreement (Q2) (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 15, 2016	Dec. 31, 2019	Sep. 06, 2016
Republic Capital Access LLC [Member] | Accounts Receivable Purchase Agreement [Member]
Accounts Receivable Purchase Agreement [Abstract]
Limit of outstanding purchased receivables	$ 10
Automatic renewal term		12 months
Percentage of initial purchase price of purchased receivable	85.00%
Residual percentage of purchased receivable	15.00%
Percentage of discount factor for federal government prime contracts	0.30%
Percentage of discount factor for non-federal government investment grade account obligors	0.56%
Percentage of discount factor for non-federal government non-investment grade account obligors	0.62%
Percentage of program access fee	0.008%
Percentage of commitment fee	1.00%
Republic Capital Access LLC [Member] | US Government Agency [Member] | Accounts Receivable Purchase Agreement [Member]
Accounts Receivable Purchase Agreement [Abstract]
Percentage of initial purchase price of purchased receivable	90.00%
Residual percentage of purchased receivable	10.00%
Action Capital Corporation [Member] | Financing and Security Agreement [Member]
Financing and Security Agreement [Abstract]
Percentage of advances	90.00%
Maximum outstanding principal amount of advances			$ 5
Financing agreement term		2 years